PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT
Computers - 3 year estimated useful life	$ 96,669	$ 96,669	$ 86,684
Less - Accumulated Depreciation	(91,889)	(67,787)	(36,119)
Property and Equipment, net	$ 4,780	$ 28,882	$ 50,565